CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 98,132	$ 58,263
Accounts receivable, net	18,008	22,413
Prepaid expenses and other current assets	21,864	19,479
Total current assets	138,004	100,155
Premises and equipment, net	6,873	11,894
Right-of-use assets under operating leases	7,594	18,213
Goodwill	55,960	73,849
Intangible assets, net	36,859	46,326
Deferred tax assets, net	6,386	5,398
Other assets	6,132	9,850
Total assets	257,808	265,685
Current liabilities:
Accounts payable and accrued expenses	46,535	56,779
Deferred revenue	4,342	5,461
Other current liabilities	3,870	9,305
Total current liabilities	54,747	71,545
Long-term debt	243,637	242,656
Deferred tax liabilities, net	9,028	8,801
Other non-current liabilities	19,266	25,239
Commitments, contingencies and regulatory matters (Note 24)
Equity (deficit):
Common stock ($1.00 par value; 100,000 shares authorized, 25,413 issued and 15,911 outstanding as of December 31, 2021; 15,664 outstanding as of December 31, 2020)	25,413	25,413
Additional paid-in capital	144,298	141,473
Retained earnings	186,592	190,383
Treasury stock, at cost (9,502 shares as of December 31, 2021 and 9,749 shares as of December 31, 2020)	(426,445)	(441,034)
Altisource deficit	(70,142)	(83,765)
Non-controlling interests	1,272	1,209
Total deficit	(68,870)	(82,556)
Total liabilities and deficit	$ 257,808	$ 265,685